Fair Value - Schedule of Fair Value Measurements, Assets, Using Significant Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	$ 2,127	$ 1,345
Total realized and unrealized gain (losses) recorded in revenue		(3)
Total realized and unrealized gain (losses) recorded in other comprehensive income		1
Purchases		1,776
Sales		(350)
Settlements		(605)
Transfers into Level 3		372
Transfers out of Level 3		(409)
Fair value, end of period	1,288	2,127
Change in unrealized gains (losses) related to financial instruments held	(3)	(3)
Derivative instruments, assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	1	8
Total realized and unrealized gain (losses) recorded in revenue		(7)
Total realized and unrealized gain (losses) recorded in other comprehensive income		0
Purchases		4
Sales		0
Settlements		(4)
Transfers into Level 3		0
Transfers out of Level 3		0
Fair value, end of period	4	1
Change in unrealized gains (losses) related to financial instruments held	(3)	(3)
Foreign exchange contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	1	8
Total realized and unrealized gain (losses) recorded in revenue	(3)	(7)
Total realized and unrealized gain (losses) recorded in other comprehensive income	0	0
Purchases	6	4
Sales	0	0
Settlements	0	(4)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fair value, end of period	4	1
Change in unrealized gains (losses) related to financial instruments held	(3)	(3)
US Treasury and federal agencies, mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	0	0
Total realized and unrealized gain (losses) recorded in revenue		0
Total realized and unrealized gain (losses) recorded in other comprehensive income		0
Purchases		0
Sales		0
Settlements		0
Transfers into Level 3		25
Transfers out of Level 3		(25)
Fair value, end of period		0
Asset-backed securities, student loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	0	97
Total realized and unrealized gain (losses) recorded in revenue		0
Total realized and unrealized gain (losses) recorded in other comprehensive income		1
Purchases		200
Sales		0
Settlements		0
Transfers into Level 3		0
Transfers out of Level 3		(298)
Fair value, end of period		0
Asset-backed securities, collateralized loan obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	1,358	905
Total realized and unrealized gain (losses) recorded in revenue	4	3
Total realized and unrealized gain (losses) recorded in other comprehensive income	(7)	0
Purchases	351	1,035
Sales	(636)	(240)
Settlements	(268)	(620)
Transfers into Level 3	0	275
Transfers out of Level 3	(209)	0
Fair value, end of period	593	1,358
Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	1,358	1,002
Total realized and unrealized gain (losses) recorded in revenue		3
Total realized and unrealized gain (losses) recorded in other comprehensive income		1
Purchases		1,235
Sales		(240)
Settlements		(620)
Transfers into Level 3		275
Transfers out of Level 3		(298)
Fair value, end of period	593	1,358
Non-U.S. debt securities, mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	119	0
Total realized and unrealized gain (losses) recorded in revenue	0	0
Total realized and unrealized gain (losses) recorded in other comprehensive income	0	(2)
Purchases	0	119
Sales	0	0
Settlements	0	2
Transfers into Level 3	0	0
Transfers out of Level 3	(119)	0
Fair value, end of period	0	119
Non-U.S. debt securities, asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	402	32
Total realized and unrealized gain (losses) recorded in revenue	0	1
Total realized and unrealized gain (losses) recorded in other comprehensive income	(4)	0
Purchases	495	370
Sales	(310)	(10)
Settlements	(66)	(11)
Transfers into Level 3	114	67
Transfers out of Level 3	0	(47)
Fair value, end of period	631	402
Non-U.S. debt securities, other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	204	248
Total realized and unrealized gain (losses) recorded in revenue	0	0
Total realized and unrealized gain (losses) recorded in other comprehensive income	0	1
Purchases	13	5
Sales	(59)	(81)
Settlements	(36)	31
Transfers into Level 3	0	0
Transfers out of Level 3	(64)	0
Fair value, end of period	58	204
Total non-U.S. debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	725	280
Total realized and unrealized gain (losses) recorded in revenue		1
Total realized and unrealized gain (losses) recorded in other comprehensive income		(1)
Purchases		494
Sales		(91)
Settlements		22
Transfers into Level 3		67
Transfers out of Level 3		(47)
Fair value, end of period	689	725
State and political subdivisions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	43	39
Total realized and unrealized gain (losses) recorded in revenue	0	0
Total realized and unrealized gain (losses) recorded in other comprehensive income	0	2
Purchases	0	0
Sales	(37)	0
Settlements	(1)	(3)
Transfers into Level 3	0	5
Transfers out of Level 3	(5)	0
Fair value, end of period	0	43
Investment securities available-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	2,126	1,337
Total realized and unrealized gain (losses) recorded in revenue		4
Total realized and unrealized gain (losses) recorded in other comprehensive income		1
Purchases		1,772
Sales		(350)
Settlements		(601)
Transfers into Level 3		372
Transfers out of Level 3		(409)
Fair value, end of period	1,284	2,126
Collateralized mortgage obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	0	16
Total realized and unrealized gain (losses) recorded in revenue	0	0
Total realized and unrealized gain (losses) recorded in other comprehensive income	0	(1)
Purchases	0	24
Sales	0	0
Settlements	(6)	0
Transfers into Level 3	8	0
Transfers out of Level 3	0	(39)
Fair value, end of period	2	0
Other U.S. debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	$ 0	0
Total realized and unrealized gain (losses) recorded in revenue		0
Total realized and unrealized gain (losses) recorded in other comprehensive income		0
Purchases		19
Sales		(19)
Settlements		0
Transfers into Level 3		0
Transfers out of Level 3		0
Fair value, end of period		$ 0